WARRANT DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
WARRANT DERIVATIVE LIABILITY.
Summary of key assumptions used to determine fair value of warrants

The following are the key assumptions that were used to determine the fair value of the 2019 Warrants:

	May 31,	December 31,	December 31,
	2019	2019	2020
Number of shares underlying the warrants	3,000,000	8,666,667	1,645,807
Fair market value of stock	$0.95	$0.63	$0.48
Exercise price	$1.30	$0.45	$0.40
Volatility	133%	124%	108%
Risk-free interest rate	1.93%	1.69%	0.36%
Warrant life (years)	5.00	4.41	3.41

Summary of the changes in the fair value of the warrant derivative liability

The following table sets forth a summary of the changes in the fair value of the warrant derivative liability, our Level 3 financial liabilities that are measured at fair value on a recurring basis:

	December 31,
	2020	2019
Beginning balance	$4,620,593	$—
Recognition of warrant derivative liability on May 31, 2019	—	2,416,421
Warrant exercise	(3,323,429)	—
Change in fair value of warrants derivative liability	(735,796)	2,204,172
Ending balance	$561,368	$4,620,593